Contingent consideration - Narrative (Details)	3 Months Ended	12 Months Ended
	Jun. 30, 2017 USD ($) milestone	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 20, 2013 USD ($)
Disclosure of contingent liabilities [line items]
Number of milestones achieved | milestone	2
Fair value of contingent consideration		$ 3,792,000	$ 5,440,000
Revaluation of contingent consideration		$ 502,000	$ 1,630,000
Bottom of range
Disclosure of contingent liabilities [line items]
Probability of the success of milestone achievement		50.00%	50.00%
Top of range
Disclosure of contingent liabilities [line items]
Probability of the success of milestone achievement		75.00%	95.00%
Level 3 of fair value hierarchy
Disclosure of contingent liabilities [line items]
Effect of 10% increase in probability of success		$ 580,000
Effect of 10% decrease in probability of success		579,000
Effect of 12% increase in discount rate		208,000
Effect of 8% decrease in discount rate		$ 226,000
Joint ventures where entity is venturer
Disclosure of contingent liabilities [line items]
Amount of contingent consideration				$ 10,000,000
Payment for contingent consideration liability	$ 2,150,000
Number of milestones achieved | milestone	2
Income approach
Disclosure of contingent liabilities [line items]
Discount rate used in estimate in the value of contingent consideration		10.00%	10.00%